TRADE PAYABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 555	$ 571
Other payables & accrued liabilities	580	545
Related party payables	1	150
Total trade payables and other	$ 1,136	$ 1,266